CONCENTRATIONS AND RISKS	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND RISKS

NOTE 10 – CONCENTRATIONS AND RISKS

Concentration of Credit Risk

The Company maintains its cash in banks and financial institutions in Australia. Bank deposits in Australian banks are uninsured. The Company has not experienced any losses in such accounts through December 31, 2024.

The Company primarily relied on funding from one convertible and two non-convertible debt lenders and received net proceeds after deductions of $16,200 for original issue discounts and debt issue costs during the six months ended December 31, 2024 from each of the four lenders of $60,000, $35,000, $180,855, and $98,060, respectively which represents approximately 18%, 10%, 53% and 29%, respectively of total proceeds received by the Company during the six months ended December 31, 2024.

The Company primarily relied on funding from five convertible and non-convertible debt lenders and received net proceeds after deductions of $73,000 for original issue discounts and debt issue costs during the six months ended December 31, 2023 from each of the five lenders of $225,000, $125,000, $127,500, $120,000 and $153,256, respectively which represents approximately 30%, 17%, 17%, 16% and 20%, respectively of total proceeds received by the Company during the six months ended December 31, 2023.

Receivable Concentration

As of December 31, 2024 and June 30, 2024, the Company’s receivables were 100% related to reimbursements on GST taxes paid.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024

(Unaudited)

Patent and Patent Concentration

The Company has filed multiple patent applications relating to its lead product, PRP. The Company’s lead patent application has been granted and remains in force in the United States, Belgium, Czech Republic, Denmark, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden, Switzerland, Liechtenstein, Turkey, United Kingdom, Australia, China, Japan, Indonesia, Israel, New Zealand, Singapore, Malaysia, South Africa, Republic of Korea, India and Brazil. In Canada and Mexico, the patent applications have been accepted as of fiscal year 2023.

In 2016 and early 2017, the Company filed other patent applications. Three applications were filed under the Patent Cooperation Treaty (the “PCT”). The PCT assists applicants in seeking patent protection by filing one international patent application under the PCT, applicants can simultaneously seek protection for an invention in over 150 countries. Once filed, the application is placed under the control of the national or regional patent offices, as applicable, in what is called the national phase. One of the PCT applications filed in November 2016, entered national phase in July 2018 and another PCT application entered national phase in August 2018. A third PCT application entered the national phase in October 2018.

In July 2020, a world-first patent was granted in Australia for the cancer treatment method patent family. Presently, there are 84 granted, allowed, or accepted patents and 6 patents filed, or under examination in key global jurisdictions relating to the use of proenzymes against solid tumors, covering the lead product candidate PRP.

Further patent applications are expected to be filed to capture and protect additional patentable subject matter based on the Company’s field of technology relating to pharmaceutical compositions of proenzymes for treating cancer.

Foreign Operations

As of December 31, 2024 and June 30, 2024, the Company’s operations are based in Camberwell, Australia; however, the majority of research and development is being conducted in the European Union.

On July 22, 2016, the Company formed a wholly-owned subsidiary, Propanc (UK) Limited under the laws of England and Wales, for the purpose of submitting an orphan drug application with the European Medicines Agency as a small and medium-sized enterprise. As of December 31, 2024 and June 30, 2024, there has been no activity within this entity.

NOTE 11 – CONCENTRATIONS AND RISKS

Concentration of Credit Risk

The Company maintains its cash in banks and financial institutions in Australia. Bank deposits in Australian banks are uninsured. The Company has not experienced any losses in such accounts through June 30, 2024.

In fiscal 2023, the Company primarily relied on funding from five convertible debt lenders and received net proceeds after deductions of $79,111 for original issue discounts and debt issue costs from each of the five lenders of $101,250, $189,000, $150,000, $50,000 and $100,000, respectively, which represents approximately 17%, 32%, 25%, 8% and 18%, respectively, of total proceeds received by the Company during fiscal 2023.

In fiscal 2024, the Company primarily relied on funding from five convertible and non-convertible debt lenders and received net proceeds after deductions of $103,900 for original issue discounts and debt issue costs from each of the five lenders of $295,000, $150,000, $127,500, $120,000 and $224,885, respectively which represents approximately 28%, 14%, 12%, 11% and 21%, respectively of total net proceeds received by the Company during fiscal 2024.

Receivable Concentration

As of June 30, 2024 and 2023, the Company’s receivables were 100% related to reimbursements on GST taxes paid.

Patent and Patent Concentration

The Company has filed multiple patent applications relating to its lead product, PRP. The Company’s lead patent application has been granted and remains in force in the United States, Belgium, Czech Republic, Denmark, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden, Switzerland, Liechtenstein, Turkey, United Kingdom, Australia, China, Japan, Indonesia, Israel, New Zealand, Singapore, Malaysia, South Africa, Republic of Korea, India and Brazil. In Canada and Mexico, the patent applications have been accepted as of fiscal year 2023.

In 2016 and early 2017, the Company filed other patent applications. Three applications were filed under the Patent Cooperation Treaty (the “PCT”). The PCT assists applicants in seeking patent protection by filing one international patent application under the PCT, applicants can simultaneously seek protection for an invention in over 150 countries. Once filed, the application is placed under the control of the national or regional patent offices, as applicable, in what is called the national phase. One of the PCT applications filed in November 2016, entered national phase in July 2018 and another PCT application entered national phase in August 2018. A third PCT application entered the national phase in October 2018.

In July 2020, a world-first patent was granted in Australia for the cancer treatment method patent family. Presently, there are 84 granted, allowed, or accepted patents and 6 patents filed, or under examination in key global jurisdictions relating to the use of proenzymes against solid tumors, covering the lead product candidate PRP.

Further patent applications are expected to be filed to capture and protect additional patentable subject matter based on the Company’s field of technology relating to pharmaceutical compositions of proenzymes for treating cancer.

Foreign Operations

As of June 30, 2024 and 2023, the Company’s operations are based in Camberwell, Australia; however, the majority of research and development is being conducted in the European Union.

On July 22, 2016, the Company formed a wholly-owned subsidiary, Propanc (UK) Limited under the laws of England and Wales, for the purpose of submitting an orphan drug application with the European Medicines Agency as a small and medium-sized enterprise. As of June 30, 2024 and 2023, there has been no activity within this entity.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023